Member Cash Advances, Net - Summary of Member Cash Advances, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Gross Member Advances	$ 56,208	$ 51,324		$ 38,397
Allowance for Unrecoverable Advances	(11,340)	(12,580)	$ (9,562)	(9,355)	$ (3,277)
Member Advances, Net	44,868	38,744		29,042
1-10 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	32,881	27,948		25,529
Allowance for Unrecoverable Advances	(2,030)	(1,367)		(1,027)
Member Advances, Net	30,851	26,581		24,502
11-30 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	10,469	8,380		4,263
Allowance for Unrecoverable Advances	(1,340)	(1,205)		(1,607)
Member Advances, Net	9,129	7,175		2,656
31-60 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	4,934	5,489		3,277
Allowance for Unrecoverable Advances	(2,547)	(3,009)		(2,202)
Member Advances, Net	2,387	2,480		1,075
61-90 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	4,162	6,088		2,930
Allowance for Unrecoverable Advances	(2,681)	(4,284)		(2,400)
Member Advances, Net	1,481	1,804		530
91-120 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	3,762	3,419		2,398
Allowance for Unrecoverable Advances	(2,742)	(2,715)		(2,119)
Member Advances, Net	$ 1,020	$ 704		$ 279